Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent events

39.	Subsequent events

Sale of Potiguar group of fields and related assets

On January 31, 2022, Petrobras signed with the company 3R Potiguar SA, a wholly-owned subsidiary of 3R Petroleum Óleo e Gás SA, a contract for the sale of its entire interest (100%) in a set of 22 production onshore and shallow water field concessions, together with its associated infrastructure, located in the Potiguar Basin, in the state of Rio Grande do Norte, jointly called the Potiguar group of fields.

This sale amounts to US$ 1,385, of which (a) US$ 110 was received on the transaction signing; (b) US$ 1,040 to be received at the closing of the transaction and (c) US$ 235 to be paid in 4 annual installments of US$ 58.75, starting in March 2024. The contract provides for price adjustments until the closing of the transaction, and it is also subject to the fulfillment of conditions precedent, such as approval by the ANP.

Sale of Alagoas group of fields and related assets

On February 4, 2022, Petrobras closed the sale of Alagoas group of fields to Origin Energia S.A. (formerly Petro+), with the sale of its entire interest (100%) in seven concessions, six onshore (Anambé, Arapaçu, Cidade of São Miguel dos Campos, Furado, Pilar and São Miguel dos Campos) and one in in shallow water (Paru field), jointly called the Alagoas Pole.

This sale amounts to US$ 300, with US$ 60 received on the transaction signing and US$ 240 at the transaction closing.

Minimum compensation based on employee's position and work schedule - RMNR

In February 2022, the judgment of the appeals filed by the plaintiff and several amicus curiae was started. The judgment is currently underway in the First Panel of the Supreme Federal Court, with 3 votes in favor of the Company, confirming that there is an understanding of recognizing the merit of the collective bargaining agreement signed between Petrobras and the unions. Considering that the last minister to vote requested additional time for analysis, the trial was suspended, and is pending the presentation of the vote by this last minister.

Additional information on the subject is presented in Note 18.

Partial prepayment to Petros

On February 22, 2022, the Company’s Board of Directors approved the partial prepayment of the Term of Financial Commitment relating to the plans PPSP-R Pre-70 and PPSP-NR Pre-70, and of the Term of Financial Commitment relating to the Pension Difference, entered into with the Petros Foundation, in the amount of US$ 1,233 (R$ 6,882 million), scheduled to occur on February 25, 2022.

Both commitments are recorded in these financial statements, within the actuarial liability amount (note 17).

Sale of Norte Capixaba group of fields

On February 22, 2022, the Company’s Board of Directors approved the sale of its entire interest (100%) in a set of four onshore production fields, with integrated facilities, located in the state of Espírito Santo, jointly called Norte Capixaba group of fields, to Seacrest Petróleo SPE Norte Capixaba Ltda., a wholly-owned subsidiary of Seacrest Exploração e Produção de Petróleo Ltda..

This sale amounts to US$ 478, of which (a) US$ 36 was paid at the contract signing; (b) US$ 442 to be paid at the transaction closing. In addition, there are up to US$ 66 in contingent payments provided for in the contract, depending on future Brent prices. The agreement provides for price adjustments and to the fulfillment of conditions precedent, such as the approval by the ANP.

Transfer of participation in the Búzios field

On March 4, 2022, Petrobras signed an agreement with its partner CNOOC Petroleum Brasil Ltda. (CNOOC) for the transfer of 5% of its interest in the Production Sharing Contract for the Surplus Volume of the Transfer of Rights Agreement of the Búzios field, in the pre-salt layer of the Santos basin. The agreement results from the call option exercised by CNOOC on September 29, 2021.

The amount to be received by Petrobras at the closing of the operation is US$ 2,120, referring to the compensation and reimbursement of the signature bonus of CNOOC's additional interest, subject to price adjustments and to the fulfillment of conditions precedent, such as CADE, ANP and Ministry of Mines and Energy (MME) approval.

After the transaction becomes effective, Petrobras will hold an 85% interest in the Production Sharing Contract of the Surplus Volume of the Transfer of Rights Agreement of the Búzios field, CNOOC will hold a 10% interest and CNODC Brasil Petróleo e Gás Ltda. a 5% interest. The total participation in this Búzios Co-participation Agreement, including the portions of the Transfer of Rights Agreement and of the BS-500 Concession Agreement (100% of Petrobras) will be 88.99% of Petrobras, 7.34% of CNOOC and 3.67% of CNODC.

Diligence on the sale of the REMAN refinery

On March 8, 2022, CADE published a statement declaring the Act of Concentration to be complex and ordering the execution of diligence concerning the sale process of REMAN refinery to Ream Participações S.A., which was signed in August 2021.

The Act of Concentration process requires diligence related to the further analysis of the operation and its effects on the downstream refining markets and possible competitive impacts, and the conclusion of this process is expected to occur between 240 and 330 days as from November 2021.

Petrobras will continue to collaborate with CADE in order to obtain the approval of the transaction within the legal deadline.